Fair values of financial instruments not carried at fair value - Carrying amount and fair value of loans and advances to customers by industry sector (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets	981,696	962,964
Loans and advances to customers | Personal
Disclosure of fair value measurement of assets [line items]
Financial assets	391,390	374,762
Loans and advances to customers | Corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	529,025	516,754
Loans and advances to customers | Non-bank financial institutions
Disclosure of fair value measurement of assets [line items]
Financial assets	61,281	71,448
Loans and advances to customers | Not Impaired
Disclosure of fair value measurement of assets [line items]
Financial assets	973,590	953,003
Loans and advances to customers | Not Impaired | Personal
Disclosure of fair value measurement of assets [line items]
Financial assets	387,957	370,842
Loans and advances to customers | Not Impaired | Corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	524,531	510,784
Loans and advances to customers | Not Impaired | Non-bank financial institutions
Disclosure of fair value measurement of assets [line items]
Financial assets	61,102	71,377
Loans and advances to customers | Impaired
Disclosure of fair value measurement of assets [line items]
Financial assets	8,106	9,961
Loans and advances to customers | Impaired | Personal
Disclosure of fair value measurement of assets [line items]
Financial assets	3,433	3,920
Loans and advances to customers | Impaired | Corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	4,494	5,970
Loans and advances to customers | Impaired | Non-bank financial institutions
Disclosure of fair value measurement of assets [line items]
Financial assets	179	71
Fair value | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets	985,077	964,205
Fair value | Loans and advances to customers | Personal
Disclosure of fair value measurement of assets [line items]
Financial assets	392,010	374,388
Fair value | Loans and advances to customers | Corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	531,622	518,366
Fair value | Loans and advances to customers | Non-bank financial institutions
Disclosure of fair value measurement of assets [line items]
Financial assets	61,445	71,451
Fair value | Loans and advances to customers | Not Impaired
Disclosure of fair value measurement of assets [line items]
Financial assets	977,048	955,079
Fair value | Loans and advances to customers | Not Impaired | Personal
Disclosure of fair value measurement of assets [line items]
Financial assets	388,761	371,131
Fair value | Loans and advances to customers | Not Impaired | Corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	527,022	512,597
Fair value | Loans and advances to customers | Not Impaired | Non-bank financial institutions
Disclosure of fair value measurement of assets [line items]
Financial assets	61,265	71,351
Fair value | Loans and advances to customers | Impaired
Disclosure of fair value measurement of assets [line items]
Financial assets	8,029	9,126
Fair value | Loans and advances to customers | Impaired | Personal
Disclosure of fair value measurement of assets [line items]
Financial assets	3,249	3,257
Fair value | Loans and advances to customers | Impaired | Corporate and commercial
Disclosure of fair value measurement of assets [line items]
Financial assets	4,600	5,769
Fair value | Loans and advances to customers | Impaired | Non-bank financial institutions
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 180	$ 100